INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory [Line Items]
Inventories	¥ 3,356	$ 488	¥ 6,284
Inventory, Gross	3,866	562	6,284
Less: inventory provision	(510)	(74)	0
Medicine [Member]
Inventory [Line Items]
Inventories	2,196	319	4,103
Medical equipments [Member]
Inventory [Line Items]
Inventories	90	13	104
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	¥ 1,580	$ 230	¥ 2,077